NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes Payable
NOTES PAYABLE

NOTE 7 – NOTE PAYABLE

Notes payable totaled $787,412 and $128,021 on June 30, 2021, and December 31, 2020, respectively.

On March 30, 2021, and May 18, 2021, the Company entered financing arrangements to finance the insurance premiums for its liability coverage. The financing has an interest rate of 9.67% and lasts through March 2022. The balance as of June 30, 2021, was $26,665.

On February 25, 2021, the Company entered a promissory note agreement with its bank to memorialize a $165,747 loan bearing an interest rate of 1.0% per annum. The loan was made pursuant to the Paycheck Protection Program under the Second Draw PPP Legislation after receiving confirmation from the U.S. Small Business Administration (“SBA”). The Paycheck Protection Program Flexibility Act requires that the funds be used to maintain the current number of employees as well as cover payroll-related costs, monthly mortgage or rent payments and utilities and not more than 40% can be expended on non-payroll-related costs. The applicable maturity date will be the maturity date as established by the SBA. If the SBA does not establish a maturity date or range of allowable maturity dates, the term will be five years.

On April 2, 2021, the Company issued a promissory note with an investor in exchange for $200,000 bearing an interest rate of 18% per annum and payable in 1 year. The company also issued 2,000,000 common stock warrants at an exercise price of $0.20 per share expiring in 5 years.

On April 9, 2021, the Company issued a promissory note with an investor in exchange for $50,000 bearing an interest rate of 18% per annum and payable in 1 year. The company also issued 500,000 common stock warrants at an exercise price of $0.20 per share expiring in 5 years.

On April 16, 2021, the Company issued a promissory note with an investor, in exchange for $300,000 bearing an interest rate of 18% per annum. The maturity date for the promissory note is April 16, 2022. The company also issued 3,000,000 common stock warrants at exercise price of $0.25 per share expiring in 5 years. As of this filing the note remains unexecuted.

On April 16, 2021, the Company issued a promissory note with an investor in exchange for $25,000 bearing an interest rate of 18% per annum and payable in 1 year. The company also issued 250,000 common stock warrants at an exercise price of $0.25 per share expiring in 5 years.

On April 16, 2021, the Company issued a promissory note with an investor in exchange for $20,000 bearing an interest rate of 18% per annum and payable in 1 year. The company also issued 200,000 common stock warrants at an exercise price of $0.25 per share expiring in 5 years.

On April 16, 2021, the Company issued a promissory note with an investor in exchange for $300,000 bearing an interest rate of 18% per annum and payable in 1 year. The company also issued 3,000,000 common stock warrants at an exercise price of $0.25 per share expiring in 5 years.

On April 16, 2021, the Company issued a promissory note with an investor in exchange for $300,000 bearing an interest rate of 18% per annum and payable in one year. The company also issued 3,000,000 common stock warrants at an exercise price of $0.25 per share expiring in 5 years. On May 21, 2021, the investor converted the promissory note of $300,000 in exchange for 6,000,000 common stock warrants at an exercise price of $0.15 per share expiring in 5 years. The accrued interest of $5,199 was forgiven. The conversion of the debt to warrants generated a loss on extinguishment of $1,487,386 for the fair value of the warrants issued.

Interest expense for the Company’s notes payable for the three and six months ended June 30, 2021, was $29,802 and $30,177, respectively, compared to $2,025 and $3,986 to the three and six months ended June 30, 2020.

Accrued interest for the Company’s notes payable on June 30, 2021, and December 31, 2020, was $24,540 and $0, respectively, and is included in accrued expenses on the condensed consolidated balance sheets.

NOTE 7 – NOTES PAYABLE

Notes payable totaled $128,021 and $219,617 at December 31, 2020 and December 31, 2019, respectively.

During the year ended December 31, 2018, the Company issued unsecured, 4% demand promissory notes to VCVC, LLC (“VCVC”) totaling $260,425. VCVC is the personal holding company of Vincent L. Celentano, who was our chairman and chief executive officer at the time of the notes. On July 8, 2020, the Company negotiated with the noteholder to agree to settle the remaining principal balance of $191,965 and accrued interest of $15,729 for $150,000 of restricted common shares. The remaining balance of $57,694 was forgiven resulting in a gain from the extinguishment of debt. The conversion price of $0.132 per share was agreed upon for 1,136,364 restricted common shares and an equal amount of five-year warrants with an exercise price of $0.396 per share.

On September 3, 2019, the Company entered a financing arrangement with their landlord to borrow against their rent payments. The financing has an interest rate of 7% and lasted through May of 2020. The balance as of December 31, 2020 was $0.

On March 30, 2020 and May 17, 2019, the Company entered financing arrangements to finance the insurance premiums for its liability coverage. The financings have an interest rate of 9.40% and last through March of 2021. The balance as of December 31, 2020 was $4,703.

Due to the ongoing uncertainty about the severity and duration associated with the COVID-19 pandemic, the Company considered furloughing or eliminating employees and taking other measures to reduce operating costs until there is more certainty about the short-term and long-term effects of the COVID-19 pandemic on the nation’s economy and the Company’s business. On May 1, 2020, the Company entered a promissory note agreement with its bank in exchange for $123,318 bearing an interest rate of 1.0% per annum. The loan was made pursuant to the Paycheck Protection Program under the CARES Act after receiving confirmation from the U.S. Small Business Administration (“SBA”). The Paycheck Protection Program Flexibility Act requires that the funds be used to maintain the current number of employees as well as cover payroll-related costs, monthly mortgage or rent payments and utilities and not more than 40% can be expended on non-payroll-related costs. After providing documented evidence of the number of employees and the use of funds, the SBA has forgiven the promissory note of $123,318 as of January 4, 2021.

Interest expense for the Company’s notes payable was $5,041 and $7,675 for the years ended December 31, 2020 and 2019, respectively. Accrued interest for the Company’s notes payable at December 31, 2020 and December 31, 2019 was $0 and $11,244, respectively, and is included in accrued expenses on the consolidated balance sheets.